Convertible Notes Payable (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total convertible notes payable	$ 448,912	$ 506,843	$ 628,000
Less: current portion of convertible notes payable	437,466	500,000	608,000
Long-term convertible notes payable	11,446	6,843	20,000
Note C-1 Dated - February 4, 2008 [Member]
Debt Instrument [Line Items]
Total convertible notes payable			20,000
Note C-1 One Dated - February 4, 2008 [Member]
Debt Instrument [Line Items]
Total convertible notes payable			20,000
Note C-1 Two Dated - February 4, 2008 [Member]
Debt Instrument [Line Items]
Total convertible notes payable			27,000
Note C-1 Three Dated - February 4, 2008 [Member]
Debt Instrument [Line Items]
Total convertible notes payable			21,000
Note C-2 Four Dated - February 15, 2008 [Member]
Debt Instrument [Line Items]
Total convertible notes payable			20,000
Note C-3 Five Dated - March 18, 2008 [Member]
Debt Instrument [Line Items]
Total convertible notes payable		250,000	250,000
Note C-4 Dated - August 15, 2008 [Member]
Debt Instrument [Line Items]
Total convertible notes payable		250,000	250,000
Note C-5 Dated - August 31, 2011[Member]
Debt Instrument [Line Items]
Total convertible notes payable			20,000
Note C-6 Dated - November 8, 2013 (Note $37,375 less Discount $30,532) [Member]
Debt Instrument [Line Items]
Total convertible notes payable		6,843
Note C-1 Dated - March 18, 2008 [Member]
Debt Instrument [Line Items]
Total convertible notes payable		250,000
Note C-2 Dated - August 15, 2008 [Member]
Debt Instrument [Line Items]
Total convertible notes payable	62,821	250,000
Note C-3 Dated - March 18, 2014 [Member]
Debt Instrument [Line Items]
Total convertible notes payable	11,500
Note C-4 Dated - November 8, 2013 (Note $28,000 less Discount $16,554) [Member]
Debt Instrument [Line Items]
Total convertible notes payable	11,446	6,843
Note C-5 Dated - June 18, 2014 (Note $9,500 less Discount $7,125) [Member]
Debt Instrument [Line Items]
Total convertible notes payable	2,375
Note C-6 Dated - May 23, 2014 (Note $42,500 less Discount $38,452) [Member]
Debt Instrument [Line Items]
Total convertible notes payable	4,048
Note C-7 Dated - June 24, 2014 (Note $32,500 less Discount $16,286) [Member]
Debt Instrument [Line Items]
Total convertible notes payable	16,214
Note C-11 Dated - July 30, 2014 (Note $200,000 less Discount $9,796) [Member]
Debt Instrument [Line Items]
Total convertible notes payable	190,204
Note C-12 Dated - August 12, 2014 (Note $32,500 less Discount $9,070) [Member]
Debt Instrument [Line Items]
Total convertible notes payable	23,430
Note C-13 Dated - August 29, 2014 (Note $32,500 less Discount $15,646) [Member]
Debt Instrument [Line Items]
Total convertible notes payable	16,854
Note C-14 Dated - July 1, 2014 [Member]
Debt Instrument [Line Items]
Total convertible notes payable	35,000
Note C-15 Dated - July 11, 2014 (Note $35,000 less Discount $35,000) [Member]
Debt Instrument [Line Items]
Total convertible notes payable
Note C-16 Dated - July 9, 2014 (Note $70,000 less Discount $67,293) [Member]
Debt Instrument [Line Items]
Total convertible notes payable	2,707
Note C-17 Dated - July 1, 2014 (Note $13,750 less Discount $0) [Member]
Debt Instrument [Line Items]
Total convertible notes payable	13,750
Note C-18 Dated - July 14, 2014 (Note $50,000 less Discount $50,000) [Member]
Debt Instrument [Line Items]
Total convertible notes payable
Note C-19 Dated - September 12, 2014 (Note $75,000 less Discount $26,437) [Member]
Debt Instrument [Line Items]
Total convertible notes payable	48,563
Note C-20 Dated - July 7, 2014 [Member]
Debt Instrument [Line Items]
Total convertible notes payable	$ 10,000